Earnings Per Share - Reconciliation of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Basic:
Net income (loss) attributable to CNH Industrial		$ 242	$ 126	$ 288	$ (386)
Weighted average common shares outstanding—basic		1,364	1,362	1,363	1,362
Basic earnings (loss) per share		$ 0.18	$ 0.10	$ 0.21	$ (0.28)
Diluted:
Net income (loss) attributable to CNH Industrial		$ 242	$ 126	$ 288	$ (386)
Weighted average common shares outstanding—basic		1,364	1,362	1,363	1,362
Effect of dilutive securities (when dilutive):
Stock compensation plans	[1]	3	2	3
Weighted average common shares outstanding—diluted		1,367	1,364	1,366	1,362
Diluted earnings (loss) per share		$ 0.18	$ 0.10	$ 0.21	$ (0.28)

[1]	For the three and six months ended June 30, 2017, no stock options were excluded from the computation of diluted earnings per share, respectively, due to an anti-dilutive impact. For the three and six months ended June 30, 2016, 7.4 million stock options were excluded from the computation of diluted earnings per share due to an anti-dilutive impact. For the six months ended June 30, 2016, an additional 1.6 million shares of common stock were excluded from the computation of diluted earnings per share due to the Company’s net loss position.